Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Cash flows from operating activities:
Net income	$ 30,087	186,653	155,801	170,717
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expenses	4,874	30,243	5,705	8,252
Interest expense	1,062	6,587	3,136	0
(Reversal) / provision for allowance for doubtful accounts	157	974	875	(203)
Depreciation expenses	2,960	18,364	14,902	11,114
Amortization expenses	556	3,450	2,493	1,180
Loss on disposal of property and equipment and intangible assets	17	104	160	200
Loss/(gain) from foreign currency exchange	(100)	(618)	28	32
Deferred tax (benefits) / expenses	197	1,220	22,154	(9,211)
Gain from disposal of a VIE	0	0	0	(774)
Changes in operating assets and liabilities:
Accounts receivable	(616)	(3,822)	(319)	1,800
Amounts due from related parties	0	0	7,559	136
Prepayment and other current assets	(1,575)	(9,773)	(4,417)	(17,315)
Other non-current assets	(662)	(4,106)	0	0
Amounts due to related parties	0	0	(255)	217
Accounts payable	149	923	(324)	(1,314)
Salaries and welfare payable	1,684	10,447	14,363	18,426
Taxes payable	868	5,387	30,461	(6,383)
Deferred tax liabilities	(3,612)	(22,410)	0	0
Deferred revenues	15,799	98,008	40,088	62,502
Accrued expenses and other current liabilities	295	1,828	19,790	16,767
Net cash provided by operating activities	52,140	323,459	312,200	256,143
Cash flows from investing activities:
Cash obtained from the acquisition of CJOL	0	0	35,882	0
Cash paid for the acquisition of CJOL	(15,604)	(96,804)	0	0
Payment of share transfer consideration due to a related party	(967)	(6,000)	0	0
Placement of time deposits	(79,512)	(493,265)	(519,450)	0
Maturity of time deposits	83,734	519,450	0	0
Release of restricted cash	2,397	14,872	0	0
Cash allocated to restricted cash	(1,294)	(8,024)	(14,872)	0
Proceeds from disposal of property and equipment	10	60	49	261
Purchase of property and equipment	(4,147)	(25,725)	(12,884)	(23,451)
Purchase of intangible assets	(498)	(3,088)	(5,161)	(1,333)
Net cash used in investing activities	(15,881)	(98,524)	(516,436)	(24,523)
Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	83,065	515,301	0	0
Proceeds from exercise of options	6,477	40,182	3,495	0
Repurchase of preferred shares	0	0	(423,867)	0
Dividends distributed to noncontrolling interest shareholder of CJOL	(1,004)	(6,227)	0	0
Dividends distributed to Zhaopin Limited's shareholders	(23,801)	(147,650)	0	0
Proceeds of bank loans	68,216	423,185	427,007	0
Repayment of bank loans	(67,046)	(415,925)	0	0
Payment of bank loan facility transaction costs	(685)	(4,247)	(8,912)	0
Settlement of derivative instruments	(825)	(5,121)	0	0
Net cash (used in)/provided by financing activities	64,397	399,498	(2,277)	0
Effect of exchange rate changes on cash and cash equivalents	73	448	(783)	(555)
Net increase/(decrease) in cash and cash equivalents	100,729	624,881	(207,296)	231,065
Cash and cash equivalents, beginning of the period	66,178	410,544	617,840	386,775
Cash and cash equivalents, end of the period	166,907	1,035,425	410,544	617,840
Supplemental disclosure of cash flow information:
Cash paid for income taxes	14,013	86,932	44,365	45,975
Cash paid for interest expense	1,174	7,281	2,035	0
Supplemental disclosure of non-cash financing and investing activities:
Accrual related to purchases of property and equipment	601	3,730	6,075	(760)
Accrual related to IPO-related service fees	4,056	25,162	0	12,256
Conversion of preferred shares into ordinary shares	$ 224	1,389	797,579	0